Earning Per Share	6 Months Ended
Jun. 30, 2024
Earning Per Share [Abstract]
EARNING PER SHARE
NOTE 3:-	EARNING PER SHARE

Basic and diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Share”.

The following table sets forth the computation of basic and diluted net loss per share for the periods presented:

	Six month ended June 30,
	2024	2023

Numerator:
Net loss applicable to shareholders of Ordinary Shares	$(3,957)	$(4,220)

Denominator:
Weighted average shares used in computing basic and diluted net loss per share *)	1,821,304,184	1,202,110,110
Net loss per share of Ordinary Share, basic and diluted	$(0.00)	$(0.00)

*)	Including ordinary shares held in abeyance.

All outstanding share options and warrants (except for prefunded warrants) for the period ended June 30, 2024 and 2023 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six month ended June 30,
	2024	2023

Options	86,064,500	42,477,000

Warrants	1,851,518,298	1,222,016,340

Total	1,937,582,798	1,264,493,340